GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	May 31, 2017	Mar. 31, 2018
Conjur [Member]
General [Line Items]
Total gross consideration	$ 41,708
Acquisition costs	$ 686
Vaultive [Member]
General [Line Items]
Total gross consideration		$ 18,471
Acquisition costs		$ 268